FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Classification of financial instruments	The classification of financial instruments is summarized as follows:

	Classifications	December 31, 2022	December 31, 2021
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	88,266,985	241,702,030
Trade receivables	Amortized cost	25,684,870	25,373,946
Incentives and other government assistance receivable	Amortized cost	25,312,738	4,807,757
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	62,383,813	33,343,630
Long-term debt and other debts	Amortized cost	110,673,348	13,077,670
Share warrant obligations	FVTPL	23,243,563	106,225,934
The Group's financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2